Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other assets
Accounts receivable	$ 938	$ 3,549
Prepaid expenses	2,541	1,070
Prepaid fees and commissions	486	1,110
Interest receivable - deposits	8	26
IT projects under development	218	521
Severance fund	1,927	1,863
Other	698	718
Other assets	$ 6,816	$ 8,857